                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-3363

Exact name of registrant as specified in charter:    Delaware Group Limited-Term
                                                     Government Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             December 31

Date of reporting period:                            September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE LIMITED-TERM GOVERNMENT FUND

September 30, 2004

                                                                                        PRINCIPAL        MARKET
                                                                                        AMOUNT           VALUE
                                                                                        --------------   --------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 20.15%
*Collateralized Mortgage Obligation Trust Series 38 Class A 2.30% 12/25/17              $      648,412   $      648,698
*Collateralized Mortgage Obligation Trust Series 47 Class D 2.275% 9/1/18                      397,216          397,384
*E.F. Hutton Trust III Series 1 Class A 1.92% 10/25/17                                         277,001          277,190
Fannie Mae 1996-46 ZA 7.50% 11/25/26                                                           959,547        1,032,681
Fannie Mae 2001-T8 A2 9.50% 7/25/41                                                          2,995,657        3,385,030
Fannie Mae 2002-W1 2A 7.50% 2/25/42                                                            689,574          744,437
Fannie Mae Grantor Trust Series 2001-T10 Class A1 7.00% 12/25/41                               901,896          960,737
Fannie Mae Grantor Trust Series 2002-T1 Class A2 7.00% 11/25/31                                381,807          409,011
Fannie Mae Grantor Trust Series 2002-T16 Class A3 7.50% 7/25/42                              1,146,308        1,242,649
Fannie Mae Series 02-W7 Class A2 4.80% 3/25/22                                                 289,807          289,521
Fannie Mae Series 03-W14 Class 1A5 4.71% 9/25/43                                             6,007,137        6,087,399
Fannie Mae Series 1993-18 Park 6.50% 2/25/08                                                   975,000        1,024,780
Fannie Mae Whole Loan 6.50% 2/25/44                                                            761,270          804,567
Freddie Mac - GNMA Series 21 Class J 6.25% 8/25/22                                              96,211           96,716
Freddie Mac Series 2480 Class EH 6.00% 11/15/31                                              2,135,876        2,170,312
Freddie Mac SF5 GC 2.95% 12/15/09                                                            2,743,125        2,675,824
Freddie Mac Structured Pass Through Securities Series T-42 Class A5 7.50% 2/25/42              244,897          264,842
Freddie Mac Structured Pass Through Securities Series T-56 Class A2A 2.842% 7/25/36          5,725,000        5,674,034
Freddie Mac Structured Pass Through Securities Series T-58 1A2 3.108% 5/25/35                2,083,000        2,077,210
Freddie Mac Structured Pass Through Securities Series T-58 Class 2A 6.50% 9/25/43            3,942,966        4,167,222
GNMA Series 2002-61 BA 4.648% 3/16/26                                                        3,000,000        3,070,697
GNMA Series 2002-28 Class B 5.779% 7/16/24                                                   6,000,000        6,432,790
GNMA Series 2003-43 Class B 4.374% 4/16/33                                                   5,000,000        4,990,573
GNMA Series 2003-72 Class C 4.86% 2/16/30                                                    2,500,000        2,548,639
GNMA Series 2003-78 Class B 5.11% 10/16/27                                                   5,000,000        5,162,677
GNMA Series 2004-45 Class A 4.02% 12/16/21                                                   2,974,972        2,994,267
Vendee Mortgage Trust Series 93-1 Class K 7.25% 4/15/12                                      5,000,000        5,119,378
                                                                                                         --------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $64,285,595)                                          64,749,265
                                                                                                         --------------

AGENCY MORTGAGE-BACKED SECURITIES- 41.11%
Fannie Mae
   4.50% 3/1/14                                                                              3,192,054        3,252,902
   4.92% 5/1/13                                                                              3,865,000        3,991,820
   5.50% 5/15/09                                                                             1,808,386        1,882,417
   6.765% 1/1/07                                                                             2,538,246        2,680,229
   7.00% 11/15/16                                                                            2,230,788        2,363,241
   7.41% 4/1/10                                                                              4,890,135        5,565,584
   8.00% 8/15/07                                                                               340,330          356,656
   9.00% 11/1/15                                                                               314,264          340,682
   10.00% 10/1/30                                                                              431,023          491,501
   10.50% 6/1/30                                                                                91,808          105,235
Fannie Mae 30 yr TBA
   6.00% 10/1/34 to 11/1/34                                                                  6,665,000        6,873,690
   6.50% 11/15/34                                                                            5,165,000        5,405,495
*Fannie Mae ARM
   3.919% 12/1/33                                                                            2,712,609        2,781,677
   4.971% 11/1/33                                                                            3,973,188        4,011,656
Fannie Mae Balloon 7 yr
   4.00% 8/1/10                                                                              2,915,303        2,914,392
   4.50% 10/1/10                                                                             7,146,080        7,239,872
   5.00% 8/1/11                                                                              4,110,984        4,199,627
Fannie Mae FHAVA
   7.25% 4/1/09                                                                                 26,399           27,719

   7.50% 3/1/25                                                                                 90,858           98,014
   8.50% 8/1/09                                                                                 22,432           24,058
   10.00% 1/1/19                                                                                72,626           82,136
   11.00% 8/1/10 to 12/1/15                                                                  1,061,774        1,198,673
Fannie Mae GPM 11.00% 11/1/10                                                                   32,677           36,363
Fannie Mae Relocation 30 yr 5.00% 9/1/33                                                     1,001,708        1,003,900
Fannie Mae S.F. 15 yr
   4.50% 7/1/19                                                                              1,075,395        1,073,379
   6.00% 12/1/08 to 6/1/17                                                                   4,836,999        5,078,833
   6.50% 8/1/08                                                                                 16,822           17,758
   7.50% 4/1/11                                                                                 33,328           35,494
   8.00% 10/1/09 to 10/1/14                                                                    907,789          963,627
   8.50% 3/1/08                                                                                 80,342           83,003
Fannie Mae S.F. 15 yr TBA
   5.00% 10/1/19                                                                             2,130,000        2,163,947
   5.50% 10/25/19                                                                            8,780,000        9,073,580
Fannie Mae S.F. 20 yr 6.50% 2/1/22                                                             997,420        1,050,719
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                978,102          970,766
   5.50% 3/1/29 to 4/1/29                                                                    4,060,721        4,134,322
   6.50% 3/1/34                                                                              1,123,061        1,179,214
   7.00% 8/1/32 to 9/1/32                                                                      991,271        1,051,986
   7.50% 12/1/10 to 11/1/31                                                                  1,671,883        1,792,024
   8.00% 5/1/05 to 5/1/24                                                                    1,267,019        1,385,760
   8.50% 11/1/07 to 8/1/17                                                                     882,064          952,898
   9.00% 8/1/22                                                                                863,840          968,851
   9.25% 7/1/08 to 3/1/20                                                                      209,880          233,963
   10.00% 2/1/25                                                                             1,827,091        2,096,587
   11.00% 7/1/12 to 8/1/20                                                                     437,419          494,770
   11.50% 11/1/16                                                                              221,367          256,716
   12.50% 2/1/11                                                                                12,186           13,671
   13.00% 7/1/15                                                                                53,726           61,063
Fannie Mae S.F. 30 yr TBA
   5.50% 10/25/34                                                                            3,310,000        3,354,478
   7.00% 10/15/34                                                                              830,000          880,059
Freddie Mac
   6.50% 6/17/14                                                                                32,291           34,158
   9.00% 3/17/08                                                                                33,719           35,553
*Freddie Mac ARM
   3.718% 4/1/34                                                                             1,020,000        1,035,938
   3.896% 4/1/33                                                                             2,981,542        3,059,614
Freddie Mac Balloon 5 yr 4.00% 3/1/08 to 8/1/08                                              3,960,582        3,998,950
Freddie Mac Balloon 7 yr
   4.50% 12/1/10                                                                             1,835,771        1,861,586
   6.00% 4/1/09                                                                                127,677          131,308
Freddie Mac FHAVA
   8.00% 3/1/08                                                                                 81,681           84,540
   8.50% 1/1/09                                                                                 39,681           42,471
   9.50% 2/1/10                                                                                 97,567          104,000
   11.00% 2/1/14 to 11/1/15                                                                     59,225           65,840
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                         5,811,528        5,546,377
Freddie Mac Relocation 30 yr
   5.00% 9/1/33                                                                              3,741,026        3,756,224
   6.50% 10/1/30                                                                                 7,589            8,002
Freddie Mac S.F. 15 yr
   6.00% 10/1/10                                                                                47,780           50,184
   6.50% 11/1/09 to 6/1/11                                                                     100,099          106,025
   7.50% 4/1/11                                                                                159,248          169,450
   8.00% 7/1/16                                                                                622,983          664,450
   9.00% 10/1/06                                                                                18,122           18,654
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                             2,403,965        2,551,960
   8.00% 10/1/07 to 7/1/11                                                                   1,711,839        1,801,171
   8.25% 3/1/09                                                                                317,390          334,102
   8.50% 2/1/08 to 11/1/10                                                                     344,942          364,509
   8.75% 5/1/10                                                                                104,251          113,014

   9.00% 6/1/09 to 9/1/30                                                                    1,234,660        1,364,257
   9.50% 6/1/16                                                                                 24,360           26,446
   9.75% 12/1/08                                                                                30,675           33,148
   11.00% 11/1/19 to 6/1/20                                                                     47,885           54,457
   11.50% 4/1/11 to 3/1/16                                                                     827,907          958,616
Freddie Mac Tiered Payment 9.50% 11/1/05                                                        81,608           86,250
GNMA Buydown 10.50% 11/15/15                                                                   104,325          117,691
GNMA I GPM
   11.00% 7/15/10                                                                               27,298           30,394
   11.50% 4/15/10                                                                               19,816           22,250
   12.00% 10/15/10                                                                              11,035           12,428
   12.25% 1/15/14 to 1/15/14                                                                    20,960           23,999
GNMA II GPM 9.75% 12/20/16 to 9/20/17                                                           23,879           26,490
GNMA II S.F. 15 yr 7.50% 3/20/09                                                                36,751           39,060
GNMA II S.F. 30 yr
   9.50% 11/20/20 to 11/20/21                                                                  370,322          419,117
   10.50% 6/20/20                                                                                7,919            8,993
   11.00% 9/20/15 to 10/20/15                                                                  169,817          192,632
   11.50% 12/20/17 to 10/20/18                                                                 107,295          123,262
   12.00% 4/20/14 to 5/20/16                                                                   359,628          413,217
   12.50% 10/20/13 to 1/20/14                                                                  164,458          189,411
GNMA Mobile Home 6.50% 9/15/10                                                                  40,074           42,554
GNMA S.F. 15 yr
   6.00% 2/15/09 to 6/15/09                                                                    489,830          512,762
   7.50% 7/15/10 to 9/15/10                                                                    549,613          582,141
   9.00% 11/15/06                                                                               26,515           26,689
GNMA S.F. 30 yr
   6.00% 4/15/33                                                                               846,988          879,809
   7.00% 5/15/28                                                                             1,043,993        1,115,768
   7.50% 12/15/23 to 12/15/31                                                                1,314,672        1,419,273
   8.00% 6/15/30                                                                                44,921           49,062
   9.00% 10/15/09 to 2/15/17                                                                   322,433          353,385
   9.50% 6/15/16 to 11/15/17                                                                   144,237          163,400
   11.00% 12/15/09 to 5/15/20                                                                  501,064          568,876
   11.50% 7/15/15                                                                               12,483           14,340
   12.50% 12/15/10                                                                              21,501           24,531
                                                                                                         --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $129,497,500)                                                 132,127,795
                                                                                                         --------------

AGENCY OBLIGATIONS- 5.29%
Fannie Mae
   2.75% 8/11/06                                                                             4,615,000        4,617,899
   2.77% 8/25/06                                                                             3,860,000        3,861,409
   3.375% 12/15/08                                                                             700,000          695,297
+Fannie Mae Zero Coupon 0.00% 10/9/19                                                        8,045,000        3,499,422
Federal Home Loan Bank 3.375% 9/14/07                                                        1,210,000        1,217,625
Freddie Mac 5.00% 7/15/14                                                                    3,000,000        3,093,636
                                                                                                         --------------
TOTAL AGENCY OBLIGATIONS (COST $16,770,011)                                                                  16,985,288
                                                                                                         --------------

ASSET- BACKED SECURITIES- 9.43%
*American Express Credit Account Master Trust Series 2003-3 Class A 1.71% 11/15/10             500,000          501,024
AmeriCredit Automobile Receivables Trust Series 2001-D A4 4.41% 11/12/08                       925,000          936,088
Americredit Automobile Receivables Trust Series 2001-C Class A4 5.01% 7/14/08                  618,788          630,839
*Bank One Issurance Trust Series 2003 Class A6 1.87% 5/15/11                                 1,025,000        1,027,197
Capital One Master Trust Series 2002-4A A 4.90% 3/15/10                                      1,340,000        1,398,906
*Chase Credit Card Master Trust Series 2002-1 Class A 1.70% 6/15/09                            750,000          751,388
Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24                                     2,135,000        2,163,694
Harley-Davidson Motorcycle Trust Series 2003-4 Class A1 1.47% 4/15/08                          977,616          972,899
Honda Auto Receivables Owner Trust Series 2004-2 A4 3.81% 10/15/09                             750,000          759,882
John Deere Owner Trust Series 04-A Class A4 3.02% 3/15/11                                    2,840,000        2,848,520
PP&L Transition Bond Series 99-1 A5 6.83% 3/25/07                                              155,045          157,340
Residential Asset Mortgage Products Series 04-RZ2 AI3 4.30% 1/25/31                            755,000          760,080
Residential Asset Securities Series 2001-KS3 AI4 5.81% 8/25/29                                  27,051           27,257
Residential Asset Securities Series 99-KS1 Class AI8 6.32% 4/25/30                           2,265,757        2,318,200
*Sallie Mae Student Loan Trust
   Series 1997-2 Class A2 2.34% 1/25/10                                                        188,920          189,310
   Series 1997-4 Class A2 2.49% 10/25/10                                                       269,566          272,642
   Series 2002-7 Class A2 1.92% 6/17/13                                                        635,857          635,911

   Series 2004-1 Class A1 1.70% 1/26/15                                                      5,204,012        5,206,147
   Series 2004-5 Class A2 1.585% 4/25/14                                                     2,860,000        2,868,747
   Series 2004-6 Class A2 1.61% 1/25/13                                                        560,000          561,171
#Sierra Receivables Funding Company Series 03-1A 144A 3.09% 1/15/14                            886,898          879,795
#Sierra Receivables Funding Company Series 03-2A A1 144A 3.03% 9/15/15                         755,506          754,569
WFS Financial Owner Trust Series 02-1 Class A4A 4.87% 9/20/09                                1,355,000        1,380,833
Whole Auto Loan Trust Series 02-1 A4 3.04% 4/15/09                                           2,300,000        2,311,365
                                                                                                         --------------
TOTAL ASSET- BACKED SECURITIES (COST $30,349,454)                                                            30,313,804
                                                                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS- 5.56%
*Bank of America Mortgage Securities Series 2004-E 1A1 3.553% 6/25/34                        1,198,945        1,189,614
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-J6 3A1 5.00% 8/25/19           1,237,517        1,242,563
*Countrywide Home Loan Mortgage Pass Through Trust 01-HYB2 Class 3A1 5.508% 9/19/31            615,035          615,753
Credit Suisse First Boston Mortgage Securities Series 03-29 5A1 7.00% 12/25/33               1,665,198        1,745,875
CS First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34                            719,545          753,693
Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                   785,000          787,868
#GSMPS Mortgage Loan Trust Series 144A 1999-3 A 8.00% 8/19/29                                1,646,378        1,798,507
#GSMPS Mortgage Loan Trust Series 144A 1998-2 Class A 7.75% 5/19/27                            670,961          728,148
GSR Mortgage Home Loan Trust Series 04-2F 9A1 6.00% 9/25/19                                  1,695,529        1,750,003
Nomura Asset Acceptance Series 2004-AP1 A2 3.238% 3/25/34                                    1,630,000        1,626,477
Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                                      920,000          922,800
Residential Asset Mortgage Products Series 2004-SL1 A3 7.00% 3/25/34                         1,081,251        1,123,420
#Summit Mortgage Trust Series 02-1 Class B2 144A 6.276% 6/28/16                                262,141          263,452
*Washington Mutual Series 03-AR4 A7 3.95% 5/25/33                                            1,874,645        1,865,424
Wells Fargo Mortgage Backed Securities Trust Series 2004-I 1A1 3.395% 7/25/34                1,461,777        1,463,778
                                                                                                         --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $17,938,721)                                                 17,877,375
                                                                                                         --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.29%
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36                         900,000          937,958
                                                                                                         --------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $904,462)                                                     937,958
                                                                                                         --------------

CORPORATE BONDS- 5.41%
Banking & Finance - 3.40%
Core Investment 4.727% 11/30/07                                                              3,225,000        3,333,521
*First Bank National Association 7.30% 8/15/05                                                 650,000          673,526
Merrill Lynch 6.00% 2/17/09                                                                    500,000          541,866
*#Premium Asset Trust Series 04-01 144A 1.66% 2/6/06                                         6,400,000        6,403,794
                                                                                                         --------------
                                                                                                             10,952,707
                                                                                                         --------------
Computers & Technology - 0.50%
Computer Sciences 6.75% 6/15/06                                                              1,500,000        1,593,521
                                                                                                         --------------
                                                                                                              1,593,521
                                                                                                         --------------
Food, Beverage & Tobacco - 0.39%
Kraft Foods 4.625% 11/1/06                                                                     400,000          411,568
Universal 6.50% 2/15/06                                                                        790,000          826,229
                                                                                                         --------------
                                                                                                              1,237,797
                                                                                                         --------------
Insurance - 0.79%
#Berkshire Hathaway Finance 144A 3.40% 7/2/07                                                1,860,000        1,868,171
Prudential Financial 4.104% 11/15/06                                                           650,000          661,146
                                                                                                         --------------
                                                                                                              2,529,317
                                                                                                         --------------
Utilities - 0.33%
Southern Capital 5.30% 2/1/07                                                                1,000,000        1,057,288
                                                                                                         --------------
                                                                                                              1,057,288
                                                                                                         --------------
TOTAL CORPORATE BONDS (COST $17,298,900)                                                                     17,370,630
                                                                                                         --------------

U.S. TREASURY OBLIGATIONS- 12.73%
**U.S. Treasury Bond 12.00% 8/15/13                                                          8,725,000       11,522,801
U.S. Treasury Inflation Index Note
   1.875% 7/15/13                                                                            1,526,294        1,552,707
   2.00% 1/15/14 to 7/15/14                                                                  7,842,905        8,022,070
   3.00% 7/15/12                                                                             1,553,839        1,721,060
   4.25% 1/15/10                                                                             3,017,144        3,502,599
U.S. Treasury N/B 3.50% 8/15/09                                                              1,330,000        1,338,469
U.S. Treasury N/B when issued 2.50% 9/30/06                                                    785,000          783,558
^U.S. Treasury Strip 3.99% 8/15/10                                                          15,500,000       12,483,407
                                                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $41,303,969)                                                           40,926,671
                                                                                                         --------------

REPURCHASE AGREEMENTS- 5.07%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $8,607,401 collateralized by $7,382,000
 U.S. Treasury Bills due 2/24/05, market value $7,326,908 and $1,466,000
 U.S. Treasury Bills due 3/17/05, market value $1,453,406)                              $    8,607,000        8,607,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $7,684,354 collateralized by $1,670,000
 U.S. Treasury Notes 5.875% due 11/15/05, market value $1,773,454, $2,382,000
 U.S. Treasury Notes 1.875% due 1/31/06, market value $2,374,651 and $3,341,000
 U.S. Treasury Notes 5.625% due 5/15/08, market value $3,701,938)                            7,684,000        7,684,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS (COST $16,291,000)                                                               16,291,000
                                                                                                         --------------

TOTAL MARKET VALUE OF SECURITIES - 105.04%
 (cost $334,639,612)                                                                                        337,579,786

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (5.04%)                                       (16,202,606)
                                                                                                         --------------
NET ASSETS APPLICABLE TO 37,687,491 SHARES OUTSTANDING - 100.00%                                         $  321,377,180
                                                                                                         --------------

Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Authority & Veterans Administration
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
S.F. - Single Family
TBA - To be announced
+Zero Coupon bond
^The interest rate shown is the effective yield as of September 30, 2004. *Variable Rate Notes - the interest rate shown is the rate as of September 30, 2004.
**Fully or partially pledged as collateral for financial futures contracts. #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
   See Note 5 in "Notes".

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. government and agency securities are valued at the mean between the bid and asked prices. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $  336,556,003
                                    --------------
Aggregate unrealized appreciation        3,027,265
Aggregate unrealized depreciation       (1,884,793)
                                    --------------
Net unrealized appreciation         $    1,142,472
                                    --------------

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized loss is included in liabilities net of receivables and other assets.

Financial futures contracts open at September 30, 2004 were as follows:

Contracts to Buy (Sell)              Notional Cost   Expiration Date   Unrealized Loss
----------------------------------   -------------   ---------------   ---------------
(418) U.S. Treasury 5 Year Notes     $  46,228,439          12/30/04   $       (65,061)
(16) U.S. Treasury 10 Year Notes        (1,800,896)         12/30/04            (1,104)
23 U.S. Long Bond                        2,607,337          12/30/04           (26,306)
                                                                       ---------------
                                                                       $       (92,471)
                                                                       ===============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

4. SWAP AGREEMENTS
During the period ended September 30, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain is included in liabilities net of receivables and other assets.

At September 30, 2004, the Fund had the following total return swap agreements outstanding:

                                                                  Unrealized
Notional Amount   Expiration Date   Description                   Gain
---------------   ---------------   ---------------------------   ----------
$10,945,000       12/31/04          Agreement with Goldman        $  377,894
                                    Sachs Capital Markets, L.P.
                                    to receive the notional
                                    amount multiplied by the
                                    return on the Lehman
                                    Brothers Commercial MBS
                                    index AAA and to pay the
                                    notional amount multiplied
                                    by the 1 month BBA LIBOR
                                    adjusted by a spread of
                                    minus 0.45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

5. CREDIT AND MARKET RISKS

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04